SAFE Agreements and Fair Value Measurements - Schedule of Fair Value (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Fair Value [Abstract]
Fair Value - beginning of period	$ 22,746,675	$ 18,904,905	$ 23,334,626	$ 4,602,950
Addition		1,634,500	23,752	3,134,500
Change in fair value	17,980,118	660,755	17,368,415	13,462,710
SAFE notes converted into shares	(40,726,793)		(40,726,793)
Fair Value - end of period		$ 21,200,160		$ 21,200,160